Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Schedule of components of income tax expense (Benefit)
The following table presents the composition of income tax expenses for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expenses	2,929	15,611	13,844
Deferred tax benefit	—	(8,963)	—

Income tax expenses	2,929	6,648	13,844

Schedule of effective income tax rate reconciliation
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
Statutory income tax rate	25%	25%	25%
Permanent differences	3%	3%	7%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(11%)	(9%)	(8%)
Change in valuation allowance	(17%)	(21%)	(26%)

Effective income tax rate	0%	(2%)	(2%)

Schedule of deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	382,409	498,506
Advertising and promotion expenses in excess of deduction limit	334,697	374,925
Payroll and expense accrued	99,007	109,686
Others	3,612	15,029
Less: valuation allowance	(819,725)	(998,146)

Total deferred tax assets, net	—	—

Summary of valuation allowance
The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2021	2022
	RMB	RMB
Balance as of January 1	554,232	819,725
Change of valuation allowance	265,493	178,421

Balance as of December 31	819,725	998,146

Summary of operation loss carry forwards	As of December 31, 2022, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2023	139,448
Loss expiring in 2024	137,645
Loss expiring in 2025	112,456
Loss expiring in 2026	132,554
Loss expiring in 2027	216,719
Loss expiring in 2028	201,070
Loss expiring in 2029	234,168
Loss expiring in 2030	866,217
Loss expiring in 2031	662,490
Loss expiring in 2032	458,803

3,161,570